Securities Act Registration No. 333-170791 Investment Company Act Registration No. 811-22498

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ___________________ FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 5	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7	[X]

(Check appropriate box or boxes.)

New Frontiers Trust
(Exact Name of Registrant as Specified in Charter)

30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH 44124
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (216) 831-8400

Rakesh Mehra
30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH 44124
(Name and Address of Agent for Service)

With copy to:
Donald S. Mendelsohn, Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on (date) pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 17th day of June, 2013.

New Frontiers Trust By: /s/ JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following person in the capacity indicated on the 17th day of June, 2013.

Name	Title

Rakesh Mehra*	Trustee, President (Principal
Executive Officer) and Treasurer
(Principal Financial Officer)

Gerald A. Fallon*	Trustee

Richard C. Ruhland*	Trustee

Robert Warren, Jr.*	Trustee

*By: /s/ JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact

New Frontiers Trust
EXHIBIT INDEX

Index No.	Description of Exhibit
101 .INS	XBRL Instance Document
101 .SCH	XBRL Taxonomy Extension Schema Document
101 .CAL	XBRL Taxonomy Extension Calculation Linkbase
101 .DEF	XBRL Taxonomy Extension Definition Linkbase
101 .LAB	XBRL Taxonomy Extension Labels Linkbase
101 .PRE	XBRL Taxonomy Extension Presentation Linkbase